Derivatives and Hedging (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Payments for call options	$ 105,170,000	$ 0	$ 0
Proceeds from issuance of warrants	68,900,000	0	0
Fair values included in other assets	46,802,000	2,533,000
Not designated as hedging instrument
Derivative [Line Items]
Derivative asset fair value	194,509,000	2,533,000
Derivative liability fair value	159,997,000	14,518,000
Prepaid and other assets
Derivative [Line Items]
Fair values included in other assets	46,800,000	2,500,000
Accrued liabilities
Derivative [Line Items]
Fair values included in other liabilities	10,500,000	14,500,000
Interest rate swap
Derivative [Line Items]
Derivative asset notional amount	200,000,000
Interest rate swap | Other noncurrent assets
Derivative [Line Items]
Derivative asset fair value	3,300,000
Call option
Derivative [Line Items]
Payments for call options	105,200,000
Call option | Other Income (Expense)
Derivative [Line Items]
Gain on change in fair value	42,500,000
Call option | Other noncurrent assets
Derivative [Line Items]
Derivative asset fair value	147,700,000
Call spread overlay
Derivative [Line Items]
Net of cash outlay	36,300,000
Call spread overlay | Not designated as hedging instrument
Derivative [Line Items]
Derivative asset fair value	147,707,000	0
Derivative liability fair value	149,450,000	0
Cash conversion option
Derivative [Line Items]
Derivative liability fair value	149,450,000
Cash conversion option | Other Income (Expense)
Derivative [Line Items]
Loss on change in fair value	44,300,000
Foreign exchange contracts | Not designated as hedging instrument
Derivative [Line Items]
Derivative asset fair value	46,802,000	2,533,000
Derivative liability fair value	10,547,000	14,518,000
Derivative notional amount	$ 1,300,000,000	$ 842,100,000